Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents:
Cash	$ 1,000,953	$ 364,766	$ 237,440	$ 284,865
Short-term investments:
Bank time deposits	791,730	31,188
Total cash, cash equivalents and short-term investments	1,792,683	395,954
Interest income	$ 17,900	$ 7,600	$ 5,500